LEASES (Tables)	6 Months Ended
Jun. 30, 2020
Leases [Abstract]
Schedule of right-to-use assets and depreciation and impairment charges
Balances for the Company’s lease activities as of June 30, 2020 and December 31, 2019 and for the six month period ended June 30, 2020 and 2019 are summarized as follows:

	As at June 30, 2020	As at December 31, 2019
Lease liabilities	1,015	1,127
Right of-use assets:
Land, buildings and improvements	792	854
Machinery, equipment and others	331	381
Total right-of-use assets	1,123	1,235

	Six months ended June 30, 2020	Six months ended June 30, 2019
Depreciation and impairment charges:
Land, buildings and improvements	59	55
Machinery, equipment and others	52	142
Total depreciation and impairment charges	111	197

Other lease related expenses:
Interest expense on lease liabilities	34	51
Expenses of short-term leases	67	92
Expenses of leases of low-value assets	28	33
Expenses related to variable lease payments	31	29

Additions to right-of-use assets	49	54
Lease payments recorded as reduction of lease liabilities and cash outflow from financing activities	118	156